EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2018
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

17.	EARNINGS PER SHARE

The following reflects the income and share data used in the calculations of basic and diluted earnings per share:

	2018 US$000	2017 US$000	2016 US$000
Net loss attributable to members of the Parent Entity used in calculating basic and diluted earnings per share	(7,115)	(5,955)	(4,481)

	2018 Thousands of Shares	2017 Thousands of Shares	2016 Thousands of Shares
Weighted average number of Ordinary Shares used in calculating basic and diluted loss per share	326,101	213,376	153,123

(a)	Non-Dilutive Securities

As at balance date, 19,438,444 Options (including 1,500,000 employee options, 4,444,444 lender options, 6,000,000 underwriter options and 7,494,000 placement options) and 13,630,000 employee rights, which together represent 33,068,444 potential Shares (2017: 39,098,444) (2016: 19,324,334), were considered antidilutive as they would decrease the loss per share.

(b)	Conversions, Calls, Subscriptions or Issues after June 30, 2018

There have been no conversions to, calls of, subscriptions for, or issues of Shares or potential Shares since the reporting date and before the completion of this financial report.